Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 13. Related Party Transactions

WhiteHawk Management

Prior to the IPO, the Company was managed by WhiteHawk Minerals, LLC, a Delaware limited liability company (the “WHM”), along with its wholly-owned subsidiary, WhiteHawk Management, LLC (collectively, “WHIC Manager”). Post IPO and the Internalization, the Company is now internally managed and operated by our executive officers and other employees

With the oversight of the Board, the WHIC Manager was responsible for the investment management function on behalf of WhiteHawk pursuant to the management agreement (“WHIC Management Agreement”). The WHIC Manager was responsible for managing the day-to-day operations of WhiteHawk, including investigating, analyzing, structuring, and negotiating potential investments, monitoring the performance of the assets, and making determinations.

Under the WHIC Management Agreement, WHIC Manager earned a monthly asset management fee (the “Base Management Fee”), a dividend incentive fee (the “Dividend Incentive Fee”), and an incentive fee upon a Liquidity Event for the Company’s assets (the “Liquidity Incentive Fee”).

The Base Management Fee was calculated at an annual rate of one and one-half percent (1.5%) of WhiteHawk’s total assets, which was based on the total cost of all WhiteHawk’s assets. The Base Management Fee was payable monthly in arrears and is calculated based on the arithmetic average value of our total assets as of the last day of (1) a calendar month and (2) the immediately preceding calendar month.

The Dividend Incentive Fee entitled the WHIC Manager to earn a fee of 12.5% of all distributions, including all dividends and dividend incentive fees, earned and/or paid out during a calendar month. If in any calendar month the WHIC Manager elected to defer receipt of its Dividend Incentive Fee to a future month (the “Manager Fee Deferral”), then the WHIC Manager would still earn its fee in any calendar month where dividends are paid to the shareholders. Any remaining cash flow of the Company after all base dividends, bonus dividends, and Dividend Incentive Fees had been paid in any given calendar month shall first be used to reimburse the WHIC Manager for any prior period cash flow needs that it has funded or Dividend Incentive Fees that it has earned but not yet been paid, and then shall be retained by WhiteHawk, to be used at the Company’s discretion for additional investment purposes.

The Liquidity Incentive Fee entitled the WHIC Manager to receive a portion of the proceeds from a WhiteHawk liquidity event after shareholders have received 100% of their initial invested capital plus a 7.5% annualized non-compounded return (the “Hurdle”). The WHIC Manager received 12.5% of all amounts above the Hurdle.

During the three and six months ended June 30, 2026, the Company paid $3.1 million and $6.1 million, respectively, to the WHIC Manager related to its Base Management Fee and Dividend Incentive Fee, respectively. During the three months ended June 30, 2026, the Company paid $13.5 million to the WHIC Manager related to its Liquidity Incentive Fee in relation to the IPO. During the three and six months ended June 30, 2025, the Company paid $2.2 million and $3.6 million, respectively, to the WHIC Manager related to its Base Management Fee and Dividend Incentive Fee, respectively. This is recorded in the management fee expense on the consolidated statements of operations. In addition, the WHIC Manager received restricted stock in October 2025 and January 2026 with a total fair value of $8.2 million. The restricted stock issued to the WHIC Manager shall vest and cease to be restricted on the earlier of (i) the occurrence of a Company Liquidity Event and (ii) January 1, 2031.

We entered into an administrative services agreement, dated as of March 1, 2022 (the “Administrative Services Agreement”), with WHIC Manager. Pursuant to the Administrative Services Agreement, WHIC Manager performed and oversaw on our behalf the performance of various administrative services that we require. Such administrative services included, but were not limited to, the provision of office facilities and equipment; the provision of clerical, bookkeeping, general ledger accounting, and recordkeeping services; investor services, assistance with tax preparation; regulatory filings; procurement of operational services and any other services. The Administrative Services Agreement provided for the reimbursement of WHIC Manager’s costs and expenses paid for such administrative services. For the three and six months ended June 30, 2026, the Company paid WHIC Manager $1.6 million and

$3.2 million, respectively, for the reimbursement for the administrative costs and expenses paid pursuant to the Administrative Services Agreement. For the three and six months ended June 30, 2025, the Company paid WHIC Manager $2.6 million and $3.1 million, respectively, for the reimbursement for the administrative costs and expenses paid pursuant to the Administrative Services Agreement. These amounts are recorded in the general and administrative expense on the consolidated statement of operations. After the IPO, the Company will no longer incur any additional expenses under this agreement.

Preferred Capital Securities

Jeff Smith, our President and director, is the chief executive officer and co-owner of Preferred Capital Securities, LLC (“PCS”). We entered into a dealer manager agreement, dated as of March 18, 2022 (the “Common Stock DMA”), with PCS. Pursuant to the Common Stock DMA, PCS agreed to act as our agent and exclusive distributor in connection with our continuing offer (the “Private Offering”) to accredited investors of our Class A Common Stock, Class I Common Stock, and Class T Common Stock, pursuant to a confidential private placement memorandum (the “Memorandum”). Under the agreement, PCS has agreed to find, on a best efforts basis, purchasers for our Class A, Class I and Class T Common Stock for cash through broker-dealers or registered investment advisors, all of which are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or registered as investment advisors with the SEC or state regulatory authorities, as appropriate.

Under the Common Stock DMA, PCS is entitled to a dealer manager fee of 2.5% of the price of Class A and Class T Common Stock sold in the Private Offering. In addition, we agreed to pay PCS a selling commission equal to 6.0% of the price of Class A Common Stock, and 4.0% of Class T Common Stock sold in the Private Offering. Additionally, a trail commission equal to 0.7% annually was paid on Class T Common Stock subject to the restrictions and provisions as described in the Memorandum. For the three and six months ended June 30, 2026, we paid PCS $0.5 million and $0.7 million, respectively, in compensation for its services under the Dealer Manager Agreement and is included in the equity statement as a reduction to common stock proceeds. For the three and six months ended June 30, 2025, we paid PCS $1.5 million and $1.8 million, respectively, in compensation for its services under the Dealer Manager Agreement and is included in the equity statement as a reduction to common stock proceeds.

We also entered into a dealer manager agreement, dated as of February 2, 2024 (the “Preferred Stock DMA” and, together with the Common Stock DMA, the “DMAs”), with PCS. Pursuant to the Preferred Stock DMA, PCS agreed to act as our agent and exclusive distributor in connection with the continuing Private Offering to accredited investors of shares of our Series B preferred common stock, $0.0001 par value (our “Series B Preferred Shares”) pursuant to the Memorandum. Under the Preferred Stock DMA, PCS has agreed to find, on a best efforts basis, purchasers for our Series B Preferred Shares for cash through broker-dealers or registered investment advisors, all of which are members of FINRA or registered as investment advisors with the SEC or state regulatory authorities, as appropriate.

Under the Preferred Stock DMA, PCS is entitled to a dealer manager fee of up to 3.0% of the price per Series B Preferred Share sold in the Private Offering. In addition, we agreed to pay PCS a selling commission of up to 7.0% of the price per Series B Preferred Share sold in the Private Offering. For the three and six months ended June 30, 2026, we paid PCS $0.6 million and $1.6 million, respectively, in compensation for its services under the Preferred Stock DMA and is included in the equity statement as a reduction to Series B Preferred Stock. For the three and six months ended June 30, 2025, we paid PCS $0.3 million and $0.6 million, respectively, in compensation for its services under the Preferred Stock DMA and is included in the equity statement as a reduction to Series B Preferred Stock.

Pursuant to each DMA, no selling commissions or dealer manager fees will be paid in connection with the common stock or preferred stock, as applicable, sold to WhiteHawk Management, its management and their family members, employees and their family members and WhiteHawk Management’s other affiliates. As president of WhiteHawk Management, Mr. Smith is not entitled to any selling commissions or dealer management fees under each DMA.

PhiCap Advisors LLC

PhiCap Advisors LLC (“PhiCap”) provided leadership and capital solutions support to the Company through a consulting agreement. In addition, PhiCap owns approximately 20% of WhiteHawk Energy LLC (“WhiteHawk Energy”), which in turns owns 75% of WhiteHawk Minerals. For the three and six months ended June 30, 2026, the Company paid PhiCap $0.1 million and $0.4 million, respectively, in consulting fees and reimbursements. During the three and six months ended June 30, 2025, the Company paid $0.2 million and $0.3 million, respectively in consulting fees and reimbursements. During the three and six months ended June 30, 2026, less than $0.1 million and less than $0.1 million, respectively, of the consulting fees paid to PhiCap were recorded in Additional Paid In Capital due to PhiCap’s fund raising support and the remainder was recorded in general and administrative expense on the consolidated statement of operations. During the three and six months ended June 30, 2025, less than $0.1 million and less than $0.1 million, respectively, of the consulting fees paid to PhiCap were recorded in Additional Paid In Capital due to PhiCap’s fund raising support and the remainder was recorded in general and administrative expense on the consolidated statement of operations. After the IPO, the Company will no longer incur any additional expenses under this agreement.

WhiteHawk Related Party Equity Transactions

Members and employees of the WHIC Manager contributed to WHIC $2.6 million of the $56.0 million of the proceeds raised through the sale of the Series C Preferred Stock. Members and employees of the WHIC Manager received dividends of $0.1 million and $0.1 million during the three and six months ended June 30, 2025, from the Series C Preferred Stock.

Members and employees of the WHIC Manager contributed $2.7 million of the $37.8 million proceeds raised through the sale of the Series D Preferred Stock. Members and employees of the WHIC Manager received dividends of $0.2 million and $0.2 million during the three and six months ended June 30, 2026, from the Series D Preferred Stock.

Internalization

In connection with the IPO, the Company acquired all outstanding interests in ManagementCo from the Management Contributor in exchange for 3,750,000 OpCo Interests and an equal number of shares of Class B common stock, representing approximately 14% of the combined voting power of all of our common stock. As a result of the Internalization, ManagementCo became a wholly owned subsidiary of WhiteHawk OpCo and we became internally managed. During the three and six months ended June 30, 2026, ManagementCo did not receive any Earnout DERs associated with the Earnout Amount.

Note 13—Related Party Transactions

WhiteHawk Management

The Company is managed by WhiteHawk Minerals, LLC, a Delaware limited liability company (the “WHM”), along with its wholly-owned subsidiary, WhiteHawk Management, LLC (collectively, “WHIC Manager”)

With the oversight of the Board, the WHIC Manager is responsible for the investment management function on behalf of WhiteHawk pursuant to the management agreement (“WHIC Management Agreement”). The WHIC Manager is responsible for managing the day-to-day operations of WhiteHawk, including investigating, analyzing, structuring, and negotiating potential investments, monitoring the performance of the assets, and making determinations.

The WHIC Management Agreement may be terminated at any time, without the payment of any penalty by either the Company or the WHIC Manager for “Cause” (as defined in the WHIC Management Agreement) upon thirty (30) days’ prior written notice of the incident giving rise to the Cause and an opportunity to cure the Cause referenced in such notice prior to termination. The WHIC Management Agreement may be terminated at any time, without Cause and without the payment of any penalty: (i) by WhiteHawk upon sixty (60) days’ prior written notice to the WHIC Manager; or (ii) by the WHIC Manager upon not less than one hundred and twenty (120) days’ prior written notice to WhiteHawk.

Under the WHIC Management Agreement, WHIC Manager will earn a monthly asset management fee (the “Base Management Fee”), a dividend incentive fee (the “Dividend Incentive Fee”), and an incentive fee upon a Liquidity Event for the Company’s assets (the “Liquidity Incentive Fee”).

The Base Management Fee is calculated at an annual rate of one and one-half percent (1.5%) of WhiteHawk’s total assets, which will initially be based on the total cost of all WhiteHawk’s assets. The Base Management Fee is payable monthly in arrears and is calculated based on the arithmetic average value of our total assets as of the last day of (1) a calendar month and (2) the immediately preceding calendar month.

The Dividend Incentive Fee entitles the WHIC Manager to earn a fee of 12.5% of all distributions, including all dividends and dividend incentive fees, earned and/or paid out during a calendar month. If in any calendar month the WHIC Manager elects to defer receipt of its Dividend Incentive Fee to a future month (the “Manager Fee Deferral”), then the WHIC Manager will still earn its fee in any calendar month where dividends are paid to the shareholders. Any remaining cash flow of the Company after all base dividends, bonus dividends, and Dividend Incentive Fees have been paid in any given calendar month shall first be used to reimburse the WHIC Manager for any prior period cash flow needs that it has funded or Dividend Incentive Fees that it has earned but not yet been paid, and then shall be retained by WhiteHawk, to be used at the Company’s discretion for additional investment purposes.

The Liquidity Incentive Fee entitles the WHIC Manager to receive a portion of the proceeds from a WhiteHawk liquidity event after shareholders have received 100% of their initial invested capital plus a 7.5% annualized non-compounded return (the “Hurdle”). The WHIC Manager will receive 12.5% of all amounts above the Hurdle.

During the years ended December 31, 2025, and 2024, the Company paid $10.0 million and $4.7 million, respectively, to the WHIC Manager related to its Base Management Fee and Dividend Incentive Fee, respectively. This is recorded in the management fee expense on the consolidated statements of operations. In addition, the WHIC Manager received restricted stock with a fair value of $8.2 million during the year ended December 31, 2025. The restricted stock issued to the WHIC Manager shall vest and cease to be restricted on the earlier of (i) the occurrence of a Company Liquidity Event and (ii) January 1, 2031.

Preferred Capital Securities

Jeff Smith, our President and director, is the chief executive officer and co-owner of Preferred Capital Securities, LLC (“PCS”). We entered into a dealer manager agreement, dated as of March 18, 2022 (the “Common Stock DMA”), with PCS. Pursuant to the Common Stock DMA, PCS agreed to act as our agent and exclusive distributor in connection with our continuing offer (the “Private Offering”) to accredited investors of our Class A Common Stock, Class I Common Stock, and Class T Common Stock, pursuant to a confidential private placement memorandum (the “Memorandum”). Under the agreement, PCS has agreed to find, on a best efforts basis, purchasers for our Class A, Class I and Class T Common Stock for cash through broker-dealers or registered investment advisors, all of which are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or registered as investment advisors with the SEC or state regulatory authorities, as appropriate.

Under the Common Stock DMA, PCS is entitled to a dealer manager fee of 2.5% of the price of Class A and Class T Common Stock sold in the Private Offering. In addition, we agreed to pay PCS a selling commission equal to 6.0% of the price of Class A Common Stock, and 4.0% of Class T Common Stock sold in the Private Offering. Additionally, a trail commission equal to 0.7%

annually will be paid on Class T Common Stock subject to the restrictions and provisions as described in the Memorandum. For the years ended December 31, 2025 and 2024 we paid PCS $5.2 million and $0.7 million, respectively, in compensation for its services under the Dealer Manager Agreement.

We also entered into a dealer manager agreement, dated as of February 2, 2024 (the “Preferred Stock DMA” and, together with the Common Stock DMA, the “DMAs”), with PCS. Pursuant to the Preferred Stock DMA, PCS agreed to act as our agent and exclusive distributor in connection with the continuing Private Offering to accredited investors of shares of our Series B preferred common stock, $0.0001 par value (our “Series B Preferred Shares”) pursuant to the Memorandum. Under the Preferred Stock DMA, PCS has agreed to find, on a best efforts basis, purchasers for our Series B Preferred Shares for cash through broker-dealers or registered investment advisors, all of which are members of FINRA or registered as investment advisors with the SEC or state regulatory authorities, as appropriate.

Under the Preferred Stock DMA, PCS is entitled to a dealer manager fee of up to 3.0% of the price per Series B Preferred Share sold in the Private Offering. In addition, we agreed to pay PCS a selling commission of up to 7.0% of the price per Series B Preferred Share sold in the Private Offering. For the years ended December 31, 2025 and 2024, we paid PCS $1.6 million and $0.8 million, respectively, in compensation for its services under the Preferred Stock DMA.

Pursuant to each DMA, no selling commissions or dealer manager fees will be paid in connection with the common stock or preferred stock, as applicable, sold to WhiteHawk Management, its management and their family members, employees and their family members and WhiteHawk Management’s other affiliates. As president of WhiteHawk Management, Mr. Smith is not entitled to any selling commissions or dealer management fees under each DMA.

PhiCap Advisors LLC

PhiCap Advisors LLC (“PhiCap”) provides leadership and capital solutions support to the Company through a consulting agreement. In addition, PhiCap owns approximately 20% of WhiteHawk Energy LLC (“WhiteHawk Energy”), which in turns owns 75% of WhiteHawk Minerals. For the year ended December 31, 2025, the Company paid PhiCap $1.3 million and $0.3 million, respectively, in consulting fees and reimbursements. During the year ended December 31, 2024, the Company paid $0.5 million and $0.1 million, respectively in consulting fees and reimbursements. Approximately $0.1 million of the consulting fees paid to PhiCap are recorded in Additional Paid In Capital due to PhiCap’s fund raising support and the remainder is recorded in general and administrative expense on the consolidated statement of operations.

WhiteHawk Related Party Equity Transactions

Members and employees of the WHIC Manager contributed $2.6 million of the $44.1 million of the proceeds raised through the sale of the Series A Preferred Stock. Members of the WHIC Manager received dividends of less than $0.1 million and $0.3 million, respectively, during the years ended December 31, 2025, and 2024 from the Series A Preferred Stock.

Members and employees of the WHIC Manager contributed $2.6 million of the $56.0 million of the proceeds raised through the sale of the Series C Preferred Stock. Members of the WHIC Manager received dividends of $0.8 million and $0.0 million during the years ended December 31, 2025, and 2024 from the Series C Preferred Stock.